Income Tax - Summary of Movements of Deferred Tax Assets and Deferred Tax Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	$ (319,625)	$ (10,784)	$ 168,966	$ 332,401
Recognized in Profit or Loss	(555,646)	(18,746)	(355,439)	(115,062)
Recognized in Other Comprehensive Income	(51,217)	(1,728)	73,637	11,002
Recognized in Equity	262	9	(204)	(33)
Exchange Differences	(33,440)	(1,129)	(209,524)	(59,342)
Acquisitions through business combinations			2,939
Balance at December 31	(959,666)	(32,378)	(319,625)	168,966
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(3,758,847)	(126,817)	(3,504,458)	(2,431,855)
Recognized in Profit or Loss	(101,576)	(3,427)	(182,291)	(1,083,273)
Exchange Differences	(18,643)	(629)	(72,098)	10,670
Balance at December 31	(3,879,066)	(130,873)	(3,758,847)	(3,504,458)
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	873,484	29,470	845,939	796,642
Recognized in Profit or Loss	(26,736)	(902)	(48,601)	20,398
Recognized in Other Comprehensive Income	(51,217)	(1,728)	73,637	11,002
Exchange Differences	(15,291)	(516)	2,509	17,897
Balance at December 31	780,240	26,324	873,484	845,939
FVTPL financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(21,363)	(721)	(232,198)	(170,059)
Recognized in Profit or Loss	(86,342)	(2,913)	212,737	(62,152)
Exchange Differences	2,802	94	(1,902)	13
Balance at December 31	(104,903)	(3,540)	(21,363)	(232,198)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,079,824	36,431	1,384,987	1,166,297
Recognized in Profit or Loss	(22,748)	(767)	(283,179)	229,799
Recognized in Equity	262	9	(204)	(33)
Exchange Differences	(28,929)	(976)	(21,780)	(11,076)
Balance at December 31	1,028,409	34,697	1,079,824	1,384,987
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	(1,826,902)	(61,637)	(1,505,730)	(638,975)
Recognized in Profit or Loss	(237,402)	(8,009)	(301,334)	(895,228)
Recognized in Other Comprehensive Income	(51,217)	(1,728)	73,637	11,002
Recognized in Equity	262	9	(204)	(33)
Exchange Differences	(60,061)	(2,027)	(93,271)	17,504
Balance at December 31	(2,175,320)	(73,392)	(1,826,902)	(1,505,730)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	1,124,541	37,940	1,323,577	519,898
Recognized in Profit or Loss	(456,246)	(15,393)	(110,967)	812,217
Exchange Differences	13,146	444	(91,008)	(8,538)
Acquisitions through business combinations			2,939
Balance at December 31	681,441	22,991	1,124,541	1,323,577
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1	382,736	12,913	351,119	452,331
Recognized in Profit or Loss	138,002	4,656	56,862	(32,904)
Exchange Differences	13,475	454	(25,245)	(68,308)
Balance at December 31	$ 534,213	$ 18,023	$ 382,736	351,119
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at January 1				(853)
Recognized in Profit or Loss				$ 853